Organization and Principal Activities	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The consolidated financial statements include the financial statements of Yangtze River Development Limited (the “Company” or “Yangtze River”) and its subsidiaries, Energetic Mind Limited (“Energetic Mind”), Ricofeliz Capital (HK) Limited (“Ricofeliz Capital”), and Wuhan Yangtze River Newport Logistics Co., Ltd. (“Wuhan Newport”).

The Company, formerly named as Kirin International Holding, Inc., and Ciglarette, Inc., was incorporated in the State of Nevada on December 23, 2009. The Company was a development stage company and has not generated significant revenue since inception to March 1, 2011.

On March 1, 2011, the Company entered into a share exchange agreement that Kirin China Holding Limited (“Kirin China”) became the Company’s wholly-owned subsidiary. Kirin China engaged in the development and sales of residential and commercial real estate properties, and development of land lots in People’s Republic of China (“China”, or the “PRC”).

On December 19, 2015, the Company completed a share exchange (the “Share Exchange”) with Energetic Mind and all the shareholders of Energetic Mind, whereby Yangtze River acquired 100% of the issued and outstanding capital stock of Energetic Mind, in exchange for 151,000,000 shares of Yangtze River’s common stock, which constituted approximately 88% of its issued and outstanding shares on a fully-diluted basis of Yangtze River immediately after the consummation of the Share Exchange, and an 8% convertible note (the “Note”) in the principal amount of $150,000,000. As a result of the Share Exchange, Energetic Mind became Yangtze River’s wholly-owned subsidiary and Jasper Lake Holdings Limited (“Jasper”), the former shareholder of Energetic Mind, became Yangtze River’s controlling stockholder. The Share Exchange transaction with Energetic Mind was treated as an acquisition, with Energetic Mind as the accounting acquirer and Yangtze River as the acquired party. The financial statements before the date of the Share Exchange are those of Energetic Mind with the results of the Company being consolidated from the date of the Share Exchange.

Energetic Mind owns 100% of Ricofeliz Capital and operates its business through its subsidiary Wuhan Newport.

Wuhan Newport was a wholly owned subsidiary of Wuhan Renhe Group Co., Ltd. (the “Wuhan Renhe”), a company incorporated in the PRC as at September 23, 2002. On July 13, 2015, Wuhan Renhe transferred all of the equity interests of the Company to Ricofeliz Capital, a company incorporated in Hong Kong on March 25, 2015. Ricofeliz Capital was incorporated by Energetic Mind, a company incorporated in British Virgin Islands (“BVI”). Energetic Mind was incorporated by Mr. Liu Xiangyao on January 2, 2015, and was subsequently purchased by various companies incorporated in BVI or the United States of America (“USA”), among whom Jasper became its 64% owner. Jasper was 100% owned by Mr. Liu Xiangyao, a Hong Kong citizen.

The major assets of Wuhan Newport include land lots for developing commercial buildings that are in line with the principal activities of Kirin China.

On December 31, 2015, the Company entered into certain stock purchase and business sale agreements (the “Agreements”) with Kirin Global Enterprises, Inc. (the “Purchaser”), a California corporation and an entity controlled by a former officer and director of the Company whereby the Company sold its interest in certain subsidiaries (see Note 11) for an aggregate of $75,000,002. (the “Sale”).

Pursuant to the terms of the Agreements, Jasper agreed to finance the Sale by reducing Company’s financial obligations of the Note by an aggregate of $75,000,000. In addition, the Purchaser agreed to pay the remaining two dollars in cash.

Upon completion of the Sale, the Company operates its business solely through its subsidiary Wuhan Newport, primarily engaging in the business as a port logistic center located in the middle reaches of the Yangtze River in the PRC.

1.1 Armada transaction

The Company, by and among Armada Enterprises GP (“Armada”) and Wight International Construction, LLC (“Wight”), entered into (i) a Contribution, Conveyance and Assumption Agreement (“Contribution Agreement”) dated October 3, 2016, first and second addendums, dated October 3, 2016 and November 30, 2016, respectively, and (ii) an Amended and Restated Limited Liability Company Agreement dated November 16, 2016 (collectively with the Contribution Agreement, the (“Agreement”, whereby the Company acquired 100 million preferred B membership units of Wight, which would ultimately convert into 100 million LP units in Armada Enterprises LP. In exchange, the Company issued a $500 million convertible promissory note (“Note”) and 50,000,000 shares of the Company’s common stock to Wight. As a result of the Agreement and the conversion of the Note on November 17, 2016, Wight owned 100,000,000 shares of the Company’s common stock representing 36.73% of the Company’s voting power and the Company owned 100 million preferred B membership units in Wight representing a 62.5% non-voting equity interest in Wight.

Under the terms of the Agreement, at the first closing, Wight was required to provide an aggregate total of $200 million, including $50 million in working capital and $150 million in construction funding (the “Funding”) to the Company, by January 18, 2017. Wight did not provide the Funding on January 18, 2017 and the Company provided to Wight a “Notice of Default and Request for Cure”. Wight proposed to provide $50 million in working capital funding on or before February 15, 2017 and secure $150 million in construction funding on or before March 15, 2017. Wight failed to provide the $50 million in working capital funding as proposed by February 15, 2017. Therefore, the Company, on February 24, 2017 decided to terminate the Agreement for non-performance by Wight. Pursuant to the Agreement, the termination thereof calls for the immediate return of the 100,000,000 shares of common stock issued by the Company to Wight.

On February 27, 2017, the Company issued a “Termination and Demand” letter to Wight which terminated the Agreement with Wight and Armada and demanded the return of the 100,000,000 shares of common stock.

On March 1, 2017, the 100,000,000 shares of the Company’s common stock were canceled and returned by Wight, and were subsequently returned to the Company’s treasury.